Accounts Receivable and Contract Assets - Schedule of aging of past-due accounts receivable and contract assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Past Due [Line Items]
Current	¥ 2,248,838	¥ 2,483,509
Accounts receivable and contract assets	2,518,932	2,714,363
New borrowers [member]
Financing Receivable, Past Due [Line Items]
Current	393,265	332,988
Accounts receivable and contract assets	453,558	384,964
Repeat borrowers [member]
Financing Receivable, Past Due [Line Items]
Current	1,628,173	1,528,893
Accounts receivable and contract assets	1,837,974	1,707,771
Institutions [Member]
Financing Receivable, Past Due [Line Items]
Current	227,400	621,628
Accounts receivable and contract assets	227,400	621,628
1-89 days past due [member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	164,938	137,688
1-89 days past due [member] | New borrowers [member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	37,936	30,579
1-89 days past due [member] | Repeat borrowers [member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	127,002	107,109
1-89 days past due [member] | Institutions [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	0	0
90-119 days past due [member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	38,004	33,737
90-119 days past due [member] | New borrowers [member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	7,878	7,622
90-119 days past due [member] | Repeat borrowers [member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	30,126	26,115
90-119 days past due [member] | Institutions [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	0	0
120-149 days past due [member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	34,845	30,199
120-149 days past due [member] | New borrowers [member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	7,581	6,864
120-149 days past due [member] | Repeat borrowers [member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	27,264	23,335
120-149 days past due [member] | Institutions [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	0	0
150-179 days past due [member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	32,307	29,230
150-179 days past due [member] | New borrowers [member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	6,898	6,911
150-179 days past due [member] | Repeat borrowers [member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	25,409	22,319
150-179 days past due [member] | Institutions [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	0	0
Total past due [member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	270,094	230,854
Total past due [member] | New borrowers [member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	60,293	51,976
Total past due [member] | Repeat borrowers [member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	209,801	178,878
Total past due [member] | Institutions [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	¥ 0	¥ 0